Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 26,447	$ 26,650
Total liabilities	15,538	16,379
Net assets by segment	10,909	10,271
Additions to fixed assets	1,362	1,099
Mexico [member]
Disclosure of operating segments [line items]
Total assets	3,846	3,785
Total liabilities	1,381	1,513
Net assets by segment	2,465	2,272
Additions to fixed assets	265	190
United States [member]
Disclosure of operating segments [line items]
Total assets	12,623	12,810
Total liabilities	2,642	2,707
Net assets by segment	9,981	10,103
Additions to fixed assets	551	373
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	1,393	1,591
Total liabilities	921	1,220
Net assets by segment	472	371
Additions to fixed assets	74	94
France [member]
Disclosure of operating segments [line items]
Total assets	952	993
Total liabilities	471	476
Net assets by segment	481	517
Additions to fixed assets	57	44
Germany [member]
Disclosure of operating segments [line items]
Total assets	452	401
Total liabilities	255	287
Net assets by segment	197	114
Additions to fixed assets	33	29
Spain [member]
Disclosure of operating segments [line items]
Total assets	616	704
Total liabilities	204	240
Net assets by segment	412	464
Additions to fixed assets	27	34
Poland [member]
Disclosure of operating segments [line items]
Total assets	341	322
Total liabilities	119	126
Net assets by segment	222	196
Additions to fixed assets	33	29
Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets	783	807
Total liabilities	303	287
Net assets by segment	480	520
Additions to fixed assets	55	66
Colombia [member]
Disclosure of operating segments [line items]
Total assets	742	962
Total liabilities	274	477
Net assets by segment	468	485
Additions to fixed assets	45	27
Panama [member]
Disclosure of operating segments [line items]
Total assets	302	282
Total liabilities	88	88
Net assets by segment	214	194
Additions to fixed assets	19	9
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	499	498
Total liabilities	218	219
Net assets by segment	281	279
Additions to fixed assets	16	22
Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	232	192
Total liabilities	81	87
Net assets by segment	151	105
Additions to fixed assets	18	15
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	268	262
Total liabilities	104	173
Net assets by segment	164	89
Additions to fixed assets	20	15
Philippines [member]
Disclosure of operating segments [line items]
Total assets	792	777
Total liabilities	155	153
Net assets by segment	637	624
Additions to fixed assets	72	89
Israel [member]
Disclosure of operating segments [line items]
Total assets	771	776
Total liabilities	495	526
Net assets by segment	276	250
Additions to fixed assets	37	45
Other Locations [member]
Disclosure of operating segments [line items]
Total assets	1,767	1,347
Total liabilities	7,827	7,761
Net assets by segment	(6,060)	(6,414)
Additions to fixed assets	40	13
Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	26,379	26,509
Total liabilities	15,538	16,340
Net assets by segment	10,841	10,169
Additions to fixed assets	1,362	1,094
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	68	141
Total liabilities		39
Net assets by segment	68	102
Additions to fixed assets		5
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets	640	535
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	198	159
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	5	6
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets	42	41
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	3	3
Equity accounted investment [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets		1
Equity accounted investment [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets	10	9
Equity accounted investment [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	382	316
Equity accounted investment [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	640	535
All other assets [member]
Disclosure of operating segments [line items]
Total assets	25,807	26,115
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets	3,846	3,785
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	12,425	12,651
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	1,388	1,585
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets	910	952
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	449	398
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets	616	704
All other assets [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets	341	321
All other assets [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets	773	798
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets	742	962
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets	302	282
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	499	498
All other assets [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	232	192
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	268	262
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets	792	777
All other assets [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets	771	776
All other assets [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	1,385	1,031
All other assets [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	25,739	25,974
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	$ 68	$ 141